BUSINESS ACQUISITION	12 Months Ended
Feb. 29, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	BUSINESS ACQUISITION

Business acquisitions in fiscal year 2016:

During the year ended February 29, 2016, the Group made two business acquisitions. Each acquisition has been recorded using the acquisition method of accounting, and accordingly, the acquired assets and liabilities assumed were recorded at their fair value at the date of acquisition. The results of these acquired entities' operations have been included in the consolidated financial statements since the date of acquisition. Goodwill primarily represents the expected synergies from combining the acquired businesses with the business of the Group.

Acquisition of Firstleap

In September 2015, the Group entered into a share purchase agreement to acquire 100% of equity interest in Firstleap, which provides all-subject tutoring services in English to children aged from 2 to 15 years old in China. The consideration included 1) cash of $37,708,811, of which $36,644,205 had been paid before February 29, 2016 and $1,064,606 was paid in March 2016, and 2) common shares valued at $8,869,959.

The purchase price was allocated as of January 22, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$20,942,238
Other current assets	5,610,330
Property and equipment, net	5,423,538
Rental deposit	1,228,525
Intangible assets
Student base	4,547,390	7 years
Trade name	5,079,693	10 years
Goodwill	61,701,300
Other current liabilities	(13,260,800)
Deferred revenue	(45,093,685)
Noncontrolling interest	400,241

Total purchase consideration	$46,578,770

The purchase price allocation described above was determined by the Group based on a valuation analysis provided by an independent appraiser. The fair value of the purchased intangible assets was measured by using the “income approach-excess earnings” and “relief from royalty” valuation methods.

Acquisition of Yinghe Youshi

In January 2015, the Group acquired 38.37% equity interest in Yinghe Youshi, an online education company who primarily provides online preparation services of English tests for study abroad purposes, with a consideration of $4,284,233 in cash. In February 2016, the Group increased its shareholding to 70.51% with a cash consideration of $7,856,523. The Group obtained control of the acquiree and applied acquisition method of accounting on the date control was obtained.

The purchase price consisted of the following:

US$

Cash consideration	$7,856,523
Fair value of the 38.37% equity interest:
Carrying amount	4,284,233
Gain on remeasurement of fair value of noncontrolling equity investment	971,681

Total	$13,112,437

The purchase price was allocated as of February 1, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$1,934,630
Other current assets	759,555
Property and equipment, net	258,353
Intangible assets
Technology	1,460,032	5 years
Trade name	1,353,571	10 years
Goodwill	12,999,277
Other current liabilities	(881,415)
Deferred tax liabilities	(771,840)
Noncontrolling interest	(3,999,726)

Total purchase consideration	$13,112,437

The purchase price allocation described above was determined by the Group based on a valuation analysis provided by an independent appraiser. The fair value of the purchased intangible assets was measured by using the “relief from royalty” valuation method.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates. The acquired goodwill is not deductible for tax purposes.

The following summarized unaudited pro forma results of operations for the years ended February 28, 2015 and February 29, 2016 assuming that these two acquisitions during the year ended February 29, 2016 occurred as of March 1, 2014. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2014, nor is it indicative of future operating results.

	For the years ended
	February 28/29,
	2015	2016
	(Unaudited)	(Unaudited)
Pro forma net revenues	$459,447,759	$660,332,001
Pro forma net income	$52,981,781	$94,756,008
Pro forma net income per share - basic	$0.33	$0.59
Pro forma net income per share - diluted	$0.32	$0.52

Business acquisitions in fiscal year 2015:

During the year ended February 28, 2015, the Group made three business acquisitions. Each acquisition has been recorded using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The results of these acquired entities’ operations have been included in the consolidated financial statements since the date of acquisition. Goodwill primarily represents the expected synergies from combining the acquired business with the business of the Group.

Acquisition of Muchong.com

In December 2014, the Group acquired 100% of equity interest in Muchong.com, a website of academic research, with total consideration of $10,000,000, of which $5,000,000 has been paid in cash as of February 28, 2015. According to the acquisition agreements, the other $5,000,000 of the total consideration is contingent upon the original shareholder’s continuing employment with the Group for at least two years after the acquisition. As the contingent consideration arrangement would be automatically forfeited if the original shareholder terminates his employment with the Group, the amount has been accounted for as employment compensation for post-combination services of the original shareholder.

The purchase price was allocated as of December 26, 2014, the date of acquisition as follows:

		Amortization
	US$	period

Intangible assets
Trade name	$1,095,000	10 years
User base	193,000	5 years
Goodwill	3,712,000

Total	$5,000,000

The purchase price allocation described above was determined by the Group based on a valuation analysis provided by an independent appraiser. The fair value of the purchased intangible assets was measured by using the “income approach-excess earnings” and “relief from royalty” valuation method.

Other acquisitions

The Group acquired 65% of ownership interest in Jingshi Shifan, which is primarily engaged in organizing contests and culture communication, for which the consideration of $630,384 was paid in full as of February 28, 2015. The intangible assets, goodwill and noncontrolling interest acquired from the acquisition were $404,523, $561,425 and $291,817, respectively.

The Group acquired 100% of equity interest in Gaokaopai, a professional website providing university and college enrollment information for high school students, for a total consideration of $638,009 in cash, of which $446,605 was paid as of February 28, 2015 and a contingent consideration of 44,000 non-vested shares was granted to Gaokaopai’s original founder in exchange for his continued employment with the Group. The non-vested shares will vest in four equal installments on January 26 of each year from 2016 to 2019, assuming his continued employment for each period. The unvested shares will be automatically forfeit if he terminates his employment prior to the vesting date. The Group accounts for the non-vested shares as share based compensation. The intangible assets and goodwill from this acquisition were $79,751 and $558,258, respectively.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates. The acquired goodwill is not deductible for tax purposes.

The following summarized unaudited pro forma results of operations for the years ended February 28, 2014 and 2015 assuming that these three acquisitions during the year ended February 28, 2015 occurred as of March 1, 2013. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2013, nor is it indicative of future operating results.

	For the years ended
	February 28,
	2014	2015
	(Unaudited)	(Unaudited)
Pro forma net revenues	$314,304,931	$434,205,910
Pro forma net income	$60,681,648	$66,917,495
Pro forma net income per share - basic	$0.39	$0.42
Pro forma net income per share - diluted	$0.38	$0.41